ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Assets and liabilities classified as held for sale	The table below provides the details of the derecognition of Acciaierie d'Italia Holding and its subsidiaries at April 14, 2021. There were no assets classified as held for sale at June 30, 2021.

Acciaierie d'Italia
Current Assets:
Cash and cash equivalents	4
Trade accounts receivable, prepaid expenses and other current assets	1,232
Inventories	1,214
Total Current Assets	2,450
Non-current Assets:
Property, plant and equipment	1,875
Other assets	314
Total Non-current Assets	2,189
Total Assets	4,639
Current Liabilities:
Trade accounts payables, accrued expenses and other liabilities	2,204
Total Current Liabilities	2,204
Non-current Liabilities:
Long-term debt	19
Other long-term liabilities	1,650
Total Non-current Liabilities	1,669
Total Liabilities	3,873
Fair value of the joint venture	1,943
ArcelorMittal 62% interest	1,205
Derecognition of net assets	(766)
Goodwill allocation	(52)
Reclassification of foreign exchange loss and other	(283)
Net gain on derecognition	104